Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Contingencies and Commitments [Abstract]
Ongoing litigations related with contingent liabilities and contingent assets
Ongoing litigations related with contingent liabilities and contingent assets as of December 31, 2016 and 2017 are as follows:

	2016			2017
	Number of cases	Claim amount		Number of cases	Claim amount
	In millions of won
As the defendant	675	￦	636,433	565	￦	477,719
As the plaintiff	193		489,605	185		690,934

Credit lines provided by financial institutions
Credit lines provided by financial institutions as of December 31, 2017 are as follows:

Commitments	Financial institutions	Currency	Limited amount	Exercised amount
		In millions of won and thousands of foreign currencies
Commitments on bank-overdraft	Nonghyup Bank and others	KRW	1,555,000	68,859
Commitments on bank-daylight overdraft	Nonghyup Bank	KRW	280,000	—
Limit amount available for CP	Shinhan Bank and others	KRW	1,100,000	—
Limit amount available for card	KEB Hana Bank and others	KRW	46,733	2,775
	Banco de Oro	PHP	5,000	5,000
Loan limit	Kookmin Bank and others	KRW	895,500	425,411
	BNP Paribas and others	USD	1,910,700	20,000
Certification of payment on L/C	Woori Bank and others	USD	1,029,604	233,166
Certification of performance guarantee on contract	KEB Hana Bank	EUR	1,958	1,958
	KEB Hana Bank and others	INR	230,515	230,515
	Korea Development Bank and others	JPY	620,000	620,000
	Seoul Guarantee Insurance and others	KRW	104,248	104,248
	Bank of Kathmandu	NPR	32,633	32,633
	KEB Hana Bank	SAR	102,186	87,991
	Standard Chartered and others	USD	753,652	696,806
	KEB Hana Bank	CAD	168	168
Certification of bidding	SMBC and others	USD	60,000	10,230
	ABSA and others	ZAR	55,730	55,730
Advance payment bond, Warranty bond, Retention bond and others	KEB Hana Bank	INR	157,830	157,830
	Export-Import Bank of Korea and others	USD	3,850,534	753,025
Others	Nonghyup Bank and others	KRW	451,521	15,037
	KEB Hana Bank and others	USD	1,063,670	758,536
Inclusive credit	Shinhan Bank	INR	47,489	47,489
	KEB Hana Bank	KRW	258,000	117,398
	Shinhan Bank and others	USD	32,125	16,155
Trade finance	BNP Paribas and others	USD	800,000	—

Blank check and assets provided as collaterals or pledges to financial institutions by the Company
As of December 31, 2017, the blank check and assets provided as collaterals or pledges to financial institutions by the Company are follows:

Guarantor	Guarantee	Type of guarantee	Currency	Amount	Description
	In millions of won and thousands of foreign currencies

Korea East-West Power Co., Ltd.	Korea Development Bank and others	Shareholdings of Gyeongju Wind Power Co., Ltd.	KRW	15,958	Collateral for borrowings

Korea Midland Power Co.,Ltd.	IBK and others	Shareholdings of Commerce and Industry Energy Co., Ltd.	KRW	13,605	Collateral for borrowings

Korea Southern Power Co., Ltd.	Shinhan Bank and others	Shareholdings of KOSPO Youngnam Power Co., Ltd.	KRW	40,000	Collateral for borrowings

Korea South-East Power Co., Ltd.	International Finance Corporation and others	Shareholdings of Mira Power Limited	KRW	44,192	Collateral for borrowings

Korea Hydro & Nuclear Power Co., Ltd.	Korea Development Bank and others	Shareholdings of Gyeonggi Green Energy Co., Ltd.	KRW	47,000	Collateral for borrowings

Gyeonggi Green Energy Co., Ltd.	Korea Development Bank and others	Factory estate and others	KRW	327,080	Collateral for borrowings (*)

Commerce and Industry Energy Co., Ltd.	IBK and others	Land, buildings, structures and machinery and others Cash and cash equivalents	KRW KRW	110,500 11,642	Collateral for borrowings

Gyeongju Wind Power Co., Ltd.	SK Securities Co., Ltd. and others	Property, plant and equipment and others	KRW	97,980	Collateral for borrowings
		Existing or expected trade receivables	KRW	4,800
		Cash and cash equivalents	KRW	8,769

KOSPO Youngnam Power Co., Ltd.	Shinhan Bank and others	Bank deposit and insurance claim	KRW	396,120	Collateral for borrowings

Qatrana Electric Power Company	The Islamic Development Bank and others	Finance Lease receivable and property, plant and equipment and others	JOD	188,580	Collateral for borrowings

KST Electric Power Company	Scotiabank Inverlat, S.A	Finance Lease receivable and others	USD	289,026	Collateral for borrowings

(*)	The Company was provided with shares of Gyeonggi Green Energy Co., Ltd., one of its subsidiaries, from the investors as collateral related to long-term borrowings. Additionally, pledge for shares, pledge for transfer of rights of long-term borrowings, pledge for insurance claims and other pledges were established.